COMMITMENTS AND GUARANTEES - Changes in Carrying Amount of Product and Service Warranties (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Summary of warranty liability activity
Beginning balance	$ 121.1	$ 123.2	$ 124.8
Warranties and guarantees issued	98.0	92.9	86.3
Liability assumed from acquisitions	0.0	0.1	0.2
Warranty payments and currency	(109.5)	(95.1)	(88.1)
Ending balance	$ 109.6	$ 121.1	$ 123.2